Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 6,410,564	$ 4,306,918
Retained Earnings (Accumulated Deficit)	30,957,121	$ 24,546,557
[custom:WorkingCapitalDeficit-0]	$ 10,502,348